Condensed Financial Information of Deswell Industries, Inc.	12 Months Ended
Mar. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Deswell Industries, Inc.

17. Condensed Financial Information of Deswell Industries, Inc.

The condensed financial statements of Deswell Industries, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, Deswell Industries, Inc.’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to Deswell Industries, Inc. in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling $66,099 (equivalent to RMB 456 million) and $64,647 (equivalent to RMB 413 million) as of March 31, 2017 and 2018, respectively.

Balance sheets

	March 31,
	2017	2018

Assets

Current assets:
Cash and cash equivalents	$174	$259
Prepaid expenses and other current assets	30	58
Amounts due from subsidiaries	29,621	26,996
Total current assets	29,825	27,313
Investments in subsidiaries	48,083	55,669
Total assets	$77,908	$82,982

Liabilities and shareholders’ equity
Current liabilities:
Accrued payroll and employee benefits	$1,588	$1,590
Other accrued liabilities	119	113
Total current liabilities	1,707	1,703
Total shareholders’ equity	76,201	81,279
Total liabilities and shareholders’ equity	$77,908	$82,982

Statements of comprehensive income (loss)

	Year ended March 31,
	2016	2017	2018
Equity in (loss) earnings of subsidiaries	$(3,426)	$3,211	$7,586
Operating expenses	1,508	1,835	1,396
(Loss) income before income taxes	(4,934)	1,376	6,190
Income taxes	—	—	—
Net (loss) income	(4,934)	1,376	6,190
Share of other comprehensive income (loss) of subsidiaries	(73)	11	—
Total comprehensive (loss) income	$(5,007)	$1,387	$6,190

Statements of cash flows

	Year ended March 31,
	2016	2017	2018
Cash flows from operating activities
Net (loss) income	$(4,934)	$1,376	$6,190
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss (earnings) of subsidiaries	3,426	(3,211)	(7,586)
Depreciation	39	17	—
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	—	46	(28)
Amounts due from subsidiaries	2,171	3,841	2,625
Accrued payroll and employee benefits	(89)	362	2
Other accrued liabilities	(2)	5	(6)
Net cash provided by operating activities	611	2,436	1,197

Cash flows from financing activities
Dividends paid	(1,686)	(2,248)	(1,112)
Repurchase of common stock	—	(308)	—
Net cash used in financing activities	(1,686)	(2,556)	(1,112)

Net (decrease) increase in cash and cash equivalents	(1,075)	(120)	85
Cash and cash equivalents, beginning of year	1,369	294	174
Cash and cash equivalents, end of year	$294	$174	$259

a)       Basis of presentation

In Deswell Industries, Inc. - only financial statements, Deswell Industries, Inc.’s investments in subsidiaries are stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. Accordingly, such financial statements should be read in conjunction with the Company’s consolidated financial statements.

Deswell Industries, Inc. records its investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323 “Investment-Equity Method and Joint Ventures”. Such investment is presented on the balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in earnings (loss) of subsidiaries”, on the statements of comprehensive income (loss).

The subsidiaries paid dividends of $nil, $nil and $nil to Deswell Industries, Inc. for the years ended March 31, 2016, 2017 and 2018, respectively.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.

b)       Related party transactions

For the years ended March 31, 2016, 2017 and 2018, related party transactions mainly composed of $120, $120 and $120 paid to Jetcrown Industrial (Macao Commercial Offshore) Limited as service fee for each year.